DEFERRED TAX ASSETS - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 366,348	¥ 273,022
Credited/(Charged) to comprehensive income statement	130,572	93,326
Balance at end of year	496,920	366,348
Deductible tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	0	0
Credited/(Charged) to comprehensive income statement	302,586	0
Balance at end of year	302,586	0
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	17,821	17,841
Credited/(Charged) to comprehensive income statement	(27)	(20)
Balance at end of year	17,794	17,821
Impairment provision for fixed assets and construction-in-progress [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	11,626	6,455
Credited/(Charged) to comprehensive income statement	2,959	5,171
Balance at end of year	14,585	11,626
Impairment provision for materials and supplies [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	4,410	9,455
Credited/(Charged) to comprehensive income statement	(4,410)	(5,045)
Balance at end of year	0	4,410
Difference in accounting base and tax base of government grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	23,251	25,429
Credited/(Charged) to comprehensive income statement	2,015	(2,178)
Balance at end of year	25,266	23,251
Difference in accounting base and tax base of employee benefits obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	50,803	45,740
Credited/(Charged) to comprehensive income statement	35,317	5,063
Balance at end of year	86,120	50,803
Loss on disposal of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	25,115	13,348
Credited/(Charged) to comprehensive income statement	(968)	11,767
Balance at end of year	24,147	25,115
Difference in accounting base and tax base of party organization activity fee [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	16,276	7,973
Credited/(Charged) to comprehensive income statement	10,146	8,303
Balance at end of year	26,422	16,276
Difference in accounting base and tax base in recognition of land disposal proceed [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	212,017	146,781
Credited/(Charged) to comprehensive income statement	(212,017)	65,236
Balance at end of year	0	212,017
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	5,029	0
Credited/(Charged) to comprehensive income statement	(5,029)	5,029
Balance at end of year	¥ 0	¥ 5,029